CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income/(loss)	$ 3,706	$ 201	$ 300	$ (587)
Other comprehensive (loss)/income, net of tax, relating to continuing operations:
Actuarial (loss)/gain relating to pensions	1	2	(1)	0
Other comprehensive income/(loss), net of tax, relating to discontinued operations:
Recycling of accumulated other comprehensive loss on sale of Paratus Energy Services	16	0	0	0
Change in fair value of debt component of Archer convertible bond	(1)	0	0	2
Share of other comprehensive loss from associated companies	(2)	0	0	9
Total other comprehensive (loss)/income	14	2	(1)	11
Total comprehensive income/(loss) for the period	$ 3,720	$ 203	$ 299	$ (576)